Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options	12,725,995,000	19,459,994,000
RMB 1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 1.33
Fair value of options	¥ 0.62
Number of share options	1,109,682,000	2,457,563,000
RMB 2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 2.00
Fair value of options	¥ 0.52
Number of share options	5,785,221,000	9,917,653,000
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 26.00
Number of share options	4,704,219,000	5,681,108,000
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 23.42
Number of share options	1,126,873,000	1,403,670,000